INCOME TAX - Income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal
Current	$ 395,019
Deferred	(109,249)	$ (84,534)
State and Local
Deferred	(64,545)
Change in valuation allowance	173,794	84,534
Income tax provision	395,019
Net operating loss carryovers	0	147,184
Change in valuation allowance excluding unrealized portion	$ 173,794	$ 84,534